OTHER ASSETS - NON-CURRENT	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
OTHER ASSETS - NON-CURRENT
OTHER ASSETS - NON-CURRENT

	December 31, 2019	December 31, 2018
Deferred consideration on sale of mineral properties	$12,332	$11,289
Value added tax receivables	10,472	5,991
Other taxes receivable	3,143	—
Restricted cash	2,339	2,035
Non-current inventories (note 8)	1,848	2,006
Loan receivable from joint venture partner (note 4)	—	8,214
Other investments	1,000	—
	$31,134	$29,535